Balance Sheet Components	12 Months Ended
Dec. 31, 2020
Balance Sheet Related Disclosures [Abstract]
Balance Sheet Components

4. Balance Sheet Components

Property and Equipment, Net

Property and equipment, net, consisted of the following (in thousands):

	December 31,
	2019	2020
Laboratory and manufacturing equipment	$3,062	$8,022
Leasehold improvements	242	2,550
Capital leases	188	959
Computer and office equipment	202	201
Construction in progress	2,080	162

	5,774	11,894
Accumulated depreciation	(1,683)	(3,447)

Total property and equipment, net	$4,091	$8,447

Depreciation was $1.8 million and $0.7 million for the years ended December 31, 2020 and 2019, respectively.

Capital leases consisted of laboratory and manufacturing equipment subject to capital leases. Depreciation on capital lease assets was insignificant for the years ended December 31, 2020 and 2019, respectively. Accumulated depreciation on capital lease assets was $0.1 million as of December 31, 2020 and insignificant as of December 31, 2019.

There were insignificant disposals during the year ended December 31, 2020.

Accrued Expenses

Accrued expenses consisted of the following (in thousands):

	December 31,
	2019	2020
Compensation expense	$694	$2,389
Research and development expense	621	1,303
Professional services	—	241
Property and equipment	—	125
Other	—	115

Total accrued expenses	$1,315	$4,173

Accrued research and development expenses were primarily related to clinical trials, preclinical studies, contract manufacturing, and materials.